Long-term and Short-term Debt (Short-term with Maturities of Year or Less) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Commercial paper	$ 100	$ 175
Average daily balance	$ 109	$ 103
Average days outstanding	69 days	55 days